Income and expenses - Payroll expenses (Detail) - Payroll expenses [domain member]	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Payroll expenses [line items]
Short-term employee benefits	€ (82,135,000)	€ (87,775,000)	€ (76,023,000)
Social security expenses	(15,691,000)	(15,647,000)	(14,139,000)
Expenses defined contribution plans	(1,150,000)	(1,033,000)	(936,000)
Other employee expenses	(8,455,000)	(12,612,000)	(13,900,000)
Total	€ (107,431,000)	€ (117,067,000)	€ (104,998,000)
Total registered employees at the end of the period	2,162	2,177	2,009